Other disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other disclosures
Restricted net assets	$ 304,293	$ 328,572
Percentage of restricted net assets held to disclose separate entity	25.00%	25.00%